Supplemental Disclosure of Cash Flow Information - Supplemental Schedule Of Cash Flow Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure Of Detailed Information About Cash Flows [Line Items]
Accounts receivable	$ (1,310)	$ 1,233	$ (977)
Current income tax (liabilities) assets	(164)	471	527
Inventory	(194)	(74)	81
Prepaids and other	2	(3)	(28)
Other long-term assets	117	0	0
Accounts payable	39	(7)	175
Accrued liabilities	265	(268)	365
Other long-term liabilities	(23)	(351)	469
Net changes in non-cash working capital	(1,268)	1,001	612
Net change in non-cash working capital, operating activities	(1,033)	1,346	299
Net change in non-cash working capital, investing activities	(235)	(345)	313
Exploration and evaluation assets
Expenditures on exploration and evaluation assets	73	282	159
Net proceeds on sale of exploration and evaluation assets	0	(16)	(35)
Net expenditures on exploration and evaluation assets	73	266	$ 124
Deferred purchase consideration payable	$ 95	$ 118
Installment period	4 years	4 years
Deferred purchase consideration payable	$ 95	$ 118
AOSP
Exploration and evaluation assets
Deferred purchase consideration payable				$ 375	$ 469